Current Assets - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	June 30, 2024	June 30, 2023

	US$	US$
Cash at bank and in hand	91,728,846	12,067,158
Short-term deposits	80,742,500	77,121,555
Total cash and cash equivalents	172,471,346	89,188,713